Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 03, 2017
Registrant Name	Avenue Mutual Funds Trust
Central Index Key	0001544657
Amendment Flag	false
Document Creation Date	Mar. 03, 2017
Document Effective Date	Mar. 03, 2017
Prospectus Date	Feb. 28, 2017
Avenue Credit Strategies Fund | Investor Class
Prospectus:
Trading Symbol	ACSAX
Avenue Credit Strategies Fund | Institutional Class
Prospectus:
Trading Symbol	ACSBX